Receivables from Financial Services - Gross Investment in Lease and Present Value of Minimum Lease Payments Receivable (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 138,424	¥ 109,355
Unearned finance income	(12,134)	(8,417)
Unguaranteed residual value	80,485	58,040
Net investment in the lease	206,775	158,978
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	36,880	32,525
Between 1 and 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	42,831	33,924
Between 2 and 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	26,085	20,381
Between 3 and 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	18,064	13,497
Between 4 and 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	6,150	4,020
Later than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in the lease	¥ 8,414	¥ 5,008